Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term Bank Borrowings
8.	Short-term Bank Borrowings

Short-term bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of December 31, 2021 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount-RMB	Amount-US$
Bank of Communications	Huadong	3.70%	11/1/2021	10/19/2022	5,000,000	784,610
Agricultural Bank of China	Huadong	3.70%	11/3/2021	11/3/2022	9,000,000	1,412,296
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/25/2021	2/17/2022*	5,000,000	784,609
Bank of China	Huadong	3.80%	3/3/2021	3/2/2022*	5,000,000	784,609
Industrial and Commercial Bank of China	Yada	3.85%	2/19/2021	2/18/2022*	9,000,000	1,412,296
Total					33,000,000	5,178,420

*	These loans were renewed upon maturity.

Short-term bank borrowings as of December 31, 2020 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount-RMB	Amount-US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.15%	2/18/2020	2/5/2021	5,000,000	766,284
Bank of China	Huadong	3.15%	2/26/2020	2/22/2021	2,000,000	306,513
Agricultural Bank of China	Huadong	3.70%	11/3/2020	11/2/2021	9,000,000	1,379,310
Bank of Communications	Huadong	3.85%	9/8/2020	8/23/2021	5,000,000	766,284
Total					21,000,000	3,218,391

Interest expense was $180,744, $137,160 and $97,790 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company’s short-term bank borrowings are pledged by the Company’s assets and guaranteed by the Company’s major shareholders Yongjun Liu, Yin Liu, Kai Liu and its subsidiary Yada.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	December 31, 2021	December 31, 2020
	US$	US$
Buildings, net	2,499,131	2,254,013
Land use right, net	294,582	187,913
Total	2,793,713	2,441,926